Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

5. Earnings Per Share

Basic earnings per share are computed by dividing net income by the weighted average number of common shares outstanding during each period. Diluted earnings per share are calculated using the treasury stock method and includes the effect of all dilutive securities, including stock options, restricted stock and Class B common shares. For those periods in which the Company incurred a net loss, the inclusion of the potentially dilutive shares in the computation of diluted weighted average shares outstanding would have been anti-dilutive to the Company’s loss per share, and, accordingly, all potentially dilutive shares have been excluded from the computation of diluted weighted average shares outstanding in those periods.
For both the three and six months ended June 30, 2014, 60,494 shares issuable upon the exercise of stock options were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive. For both the three and six months ended June 30, 2013, 65,481 shares issuable upon the exercise of stock options were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive.
A summary of the reconciliation of basic weighted average shares outstanding to diluted weighted average shares outstanding follows:
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Weighted average common shares outstanding – basic	5,443,061	5,342,064	5,442,585	5,325,206
Potentially dilutive common stock equivalents
Class B common shares	794,522	795,479	794,998	795,479
Restricted stock	—	101,228	—	118,086
	794,522	896,707	794,998	913,565
	6,237,583	6,238,771	6,237,583	6,238,771
Less anti-dilutive common stock equivalents	(794,522)	(896,707)	(794,998)	(913,565)
Weighted average common shares outstanding – diluted	5,443,061	5,342,064	5,442,585	5,325,206

5.	Earnings Per Share

Basic earnings per share are computed by dividing net income by the weighted average number of common shares outstanding during each period. Diluted earnings per share are calculated using the treasury stock method and includes the effect of all dilutive securities, including stock options, restricted stock and Class B common shares. For those periods in which the Company incurred a net loss, the inclusion of the potentially dilutive shares in the computation of diluted weighted average shares outstanding would have been anti-dilutive to the Company’s loss per share, and, accordingly, all potentially dilutive shares have been excluded from the computation of diluted weighted average shares outstanding in those periods.

On June 15, 2012, the Company effected a reverse stock split with respect to all outstanding shares of common stock and Class B common stock at a ratio of one-for-twenty. All share and per share information in these financial statements has been retroactively restated to reflect the effect of this reverse stock split.

For the years ended December 31, 2013 and 2012, 65,481 shares and 71,237 shares, respectively, issuable upon the exercise of stock options were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive.

A summary of the reconciliation of basic weighted average shares outstanding to diluted weighted average shares outstanding follows:

	Years Ended December 31,
	2013	2012
Weighted average common shares outstanding – basic	5,344,938	5,208,408
Potentially dilutive common stock equivalents:
Class B common shares	795,479	880,443
Restricted stock	98,214	135,162
	893,693	1,015,605
	6,238,631	6,224,013
Less anti-dilutive common stock equivalents	(893,693)	(1,015,605)
Weighted average common shares outstanding – diluted	5,344,938	5,208,408